Financial instruments - Fair values and risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 6,732.5	€ 8,117.1	€ 4,736.7
Total Fair Value	5,621.9	4,726.3	3,923.0
Current derivative financial liabilities	79.2	1,050.0	189.7
Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	6,646.9	6,886.6	4,539.0
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	59.8	1,230.5	197.7
Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Total financial liabilities	25.8
Current and non-current maturities of debt
Disclosure of financial liabilities [line items]
Total financial liabilities	5,243.7	3,965.3	3,644.4
Total Fair Value	5,356.4	3,495.8	3,725.3
Current and non-current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	5,243.7	3,965.3	3,644.4
Foreign currency forward contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	65.8	2.2	8.0
Total Fair Value	65.8	2.2	8.0
Foreign currency forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	40.0	2.2	8.0
Foreign currency forward contracts | Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Total financial liabilities	25.8
Commodity forward contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	19.8	1,228.3	189.7
Total Fair Value	19.8	1,228.3	189.7
Commodity forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	19.8	1,228.3	189.7
Trade payables
Disclosure of financial liabilities [line items]
Total financial liabilities		1,368.2	573.8
Trade payables | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities		1,368.2	573.8
Trade payables (Current)
Disclosure of financial liabilities [line items]
Total financial liabilities	336.0
Trade payables (Current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	336.0
Trade payables (Non-current)
Disclosure of financial liabilities [line items]
Total financial liabilities	179.9
Total Fair Value	179.9
Trade payables (Non-current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	179.9
Accrued expenses
Disclosure of financial liabilities [line items]
Total financial liabilities	887.3	1,553.1	320.8
Accrued expenses | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 887.3	€ 1,553.1	€ 320.8